Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet Data
Condensed Balance Sheet Data

	December 31,
	2018	2017
Assets:
Cash	$3,619,418	$5,098,959
Investment in Security Federal Statutory Trust	155,000	155,000
Investment in Security Federal Bank	90,359,718	92,407,398
Accounts Receivable and Other Assets	14,492	28,157
Total Assets	$94,148,628	$97,689,514
Liabilities and Shareholders’ Equity:
Accounts Payable and Other Liabilities	$49,995	$48,360
Note Payable	2,362,500	8,500,000
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,064,000
Shareholders’ Equity	80,517,133	77,922,154
Total Liabilities and Shareholders’ Equity	$94,148,628	$97,689,514

Condensed Statements of Income Data
Condensed Statements of Income Data

	Years Ended December 31,
	2018	2017	2016
Income:
Equity in Earnings of Security Federal Bank	$1,523,443	$136,682	$410,959
Dividend Income from Security Federal Bank	6,400,000	6,400,000	6,000,000
Gain on Sale of Investments	—	118,725	—
Miscellaneous Income	21,235	15,807	21,530
Total Income	7,944,678	6,671,214	6,432,489
Expenses:
Interest Expense	916,832	1,057,065	688,750
Other Expenses	11,099	14,349	69,603
Total Expenses	927,931	1,071,414	758,353
Income Before Income Taxes	7,016,747	5,599,800	5,674,136
Income Tax Benefit	(190,474)	(318,540)	(250,520)
Net Income	7,207,221	5,918,340	5,924,656
Preferred Stock Dividends	—	—	(422,889)
Gain on Redemption of Preferred Stock	—	—	660,000
Net Income Available to Common Shareholders	$7,207,221	$5,918,340	$6,161,767

Condensed Statements of Cash Flow Data
Condensed Statements of Cash Flow Data

	Years Ended December 31,
	2018	2017	2016
Operating Activities:
Net Income	$7,207,221	$5,918,340	$5,924,656
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank	(1,523,443)	(136,682)	(410,959)
Deferred Compensation Expense	—	25,358	—
Stock Compensation Expense	—	—	7,912
Increase in Accounts Receivable	13,666	3,117	14,207
Increase (Decrease) in Accounts Payable	1,635	(33,612)	15,841
Net Cash Provided By Operating Activities	5,699,079	5,776,521	5,551,657
Investing Activities:
Proceeds from Sale of Investments	—	95,438	—
Net Cash Provided By Investing Activities	—	95,438	—
Financing Activities:
Redemption of Preferred Stock	—	—	(21,340,000)
Redemption of Convertible Debentures	—	(20,000)	—
Proceeds from Stock Options Exercised	10,310	176,175	—
Employee Stock Plan Purchases	12,196	—	—
Proceeds from Note Payable	—	—	14,000,000
Repayment of Note Payable	(6,137,500)	(4,500,000)	(1,000,000)
Dividends Paid to Shareholders-Preferred Stock	—	—	(422,889)
Dividends Paid to Shareholders-Common Stock	(1,063,626)	(1,060,729)	(942,552)
Net Cash Used in Financing Activities	(7,178,620)	(5,404,554)	(9,705,441)
Net Increase (Decrease) in Cash	(1,479,541)	467,405	(4,153,784)
Cash at Beginning of Period	5,098,959	4,631,554	8,785,338
Cash at End of Period	$3,619,418	$5,098,959	$4,631,554